Leases (Details) - Schedule of Leases Certain Assets Under Lease Agreements	9 Months Ended
Sep. 30, 2023 USD ($)
Cost
Balance	$ 1,556,404
Additions	1,009,637
Effects of currency translation	(46,303)
Balance	2,519,738
Accumulated amortization
Balance	378,709
Depreciation	366,179
Effects of currency translation	(14,127)
Balance	730,761
Net book value
Net book value at December 31, 2022	1,177,695
Net book value at September 30, 2023	1,788,977
Office Equipment [Member]
Cost
Balance	64,226
Additions
Effects of currency translation	(922)
Balance	63,304
Accumulated amortization
Balance	20,707
Depreciation	9,060
Effects of currency translation	(512)
Balance	29,255
Net book value
Net book value at December 31, 2022	43,519
Net book value at September 30, 2023	34,049
Laboratory Equipment [Member]
Cost
Balance	362,970
Additions	370,011
Effects of currency translation	(13,992)
Balance	718,989
Accumulated amortization
Balance	77,838
Depreciation	152,755
Effects of currency translation	(4,742)
Balance	225,851
Net book value
Net book value at December 31, 2022	285,132
Net book value at September 30, 2023	493,138
Vehicle [Member]
Cost
Balance	94,008
Additions	51,675
Effects of currency translation	(2,575)
Balance	143,108
Accumulated amortization
Balance	22,109
Depreciation	37,878
Effects of currency translation	(1,216)
Balance	58,771
Net book value
Net book value at December 31, 2022	71,899
Net book value at September 30, 2023	84,337
Office [Member]
Cost
Balance	1,035,200
Additions	587,951
Effects of currency translation	(28,814)
Balance	1,594,337
Accumulated amortization
Balance	258,055
Depreciation	166,486
Effects of currency translation	(7,657)
Balance	416,884
Net book value
Net book value at December 31, 2022	777,145
Net book value at September 30, 2023	$ 1,177,453